Income Taxes - Schedule of Components of Deferred Tax Asset (Details) (10 K) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ (83,664)	$ (16,509)
None
Total cumulative deferred tax asset	(83,664)	(16,509)
Valuation allowance	83,664	16,509
Effective income tax asset